Related party transactions and balances (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Related party transactions [abstract]
Schedule of compensation award to key management
	For the year ended
	August 31, 2022	August 31, 2021
	$	$

Total compensation paid to key management	1,390,598	2,231,871
Share based payments	963,295	1,897,855

	For the year ended
	Aug 31, 2021	Aug 31, 2020
	$	$

Total compensation paid to key management	2,231,871	929,958
Share based payments	1,897,855	1,409,569